--------------------------------------------------------------------------------

February 20, 1999
--------------------------------------------------------------------------------
Dear Contractholder:

    Your CNA Capital Select Variable Annuity(SM) ("Contract") is issued by Valley Forge Life Insurance Company, one of the CNA companies. Your variable annuity offers 18 variable fund subaccounts, plus a fixed interest account into which you may place all or part of your cash value.

    This Annual Report reflects the assets, liabilities, results of operations and changes in net assets, from inception, in 1997 through December 31, 1998, under each of the 18 subaccounts.* The full list of subacccounts can be found in the Notes to Financial Statements included within this report.

    During 1998, CNA instituted a number of enhancements that make your variable annuity an even better product - and all at no additional cost to you:

        1) WE MADE IT POSSIBLE FOR YOU TO ACCESS MORE OF YOUR MONEY WITHOUT BEING CHARGED. Our 15% free partial withdrawal (available after year 1) can now be accumulated up to 30% AND it applies to whichever is greater, premiums or account value. Plus, you can now begin making systematic withdrawals during the first year of the contract.**

        2) WE IMPROVED THE DEATH BENEFIT. The death benefit on your annuity now locks in the highest account value on each anniversary (through an annual ratchet) and then freezes at the age 80 level. In other words, your death benefit will increase or won't decrease beyond the previous highest anniversary value, regardless of market activity.

        3) WE EXPANDED DOLLAR COST AVERAGING. It now includes two options -- a 6-month option and a 1-year option.

    These enhancements are made available in addition to the host of other benefits that your variable annuity already offers:

    - Tax deferral; which allows all of your money to work for you (instead of just the after-tax portion);

    - Free transfers among subaccounts (up to a total of 12 per year) and fixed accounts (four of the 12 free transfers can apply to fixed accounts);

    - Widely recognized fund managers:

       - Federated Advisers

       - Fidelity Management & Research Company

       - Fred Alger Management, Inc.

       - Massachusetts Financial Services Company (MFS)

       - Societe Generale Asset Management Corp. (SoGen)

       - Van Eck Associates Corporation

    If you need more information, please refer to your prospectus. If you can't find it or you need another copy, please contact your CNA representative - or let us hear from you directly. In any event, thank you for selecting the CNA Capital Select Variable Annuity. Our goal is for you to be happy with your decision.

Sincerely,

David M. Chermow
David M. Chermow
Senior Vice President & Chief Operating Officer, Annuities

 * Although guaranteed-interest options are available in connection with the CNA Capital Select Variable Annuity, financial reports regarding these fixed-interest funds are not included in this report.

** It's important to remember that taxes will be due to the extent that any earnings are withdrawn. And, in certain circumstances, withdrawals prior to age 59 1/2 can result in government-imposed penalties and other charges. Actual investment performance results will vary, and you may have a gain or loss when you withdraw your money.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                   FEDERATED    FEDERATED     FEDERATED       FIDELITY        ASSET       FIDELITY      FIDELITY
                                  PRIME MONEY    UTILITY     HIGH INCOME    EQUITY-INCOME    MANAGER      INDEX 500    CONTRAFUND
       DECEMBER 31, 1998            FUND II      FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:   $5,562,204    $1,693,662    $3,166,765     $4,264,468     $2,258,023   $10,689,980   $3,710,438
                                  ----------    ----------    ----------     ----------     ----------   -----------   ----------
TOTAL ASSETS                       5,562,204     1,693,662     3,166,765      4,264,468      2,258,023    10,689,980    3,710,438
                                  ----------    ----------    ----------     ----------     ----------   -----------   ----------
LIABILITIES                                -             -             -              -              -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                        $5,562,204    $1,693,662    $3,166,765     $4,264,468     $2,258,023   $10,689,980   $3,710,438
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                   FEDERATED    FEDERATED     FEDERATED       FIDELITY        ASSET       FIDELITY      FIDELITY
                                  PRIME MONEY    UTILITY     HIGH INCOME    EQUITY-INCOME    MANAGER      INDEX 500    CONTRAFUND
       DECEMBER 31, 1997            FUND II      FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:   $  861,084    $   50,683    $  190,479     $  495,969     $  267,366   $   562,885   $  329,066
                                  ----------    ----------    ----------     ----------     ----------   -----------   ----------
TOTAL ASSETS                         861,084        50,683       190,479        495,969        267,366       562,885      329,066
                                  ----------    ----------    ----------     ----------     ----------   -----------   ----------
LIABILITIES                                -             -             -              -              -             -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                        $  861,084    $   50,683    $  190,479     $  495,969     $  267,366   $   562,885   $  329,066
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE ALGER                   THE ALGER                                 MFS
     AMERICAN      THE ALGER     AMERICAN       MFS                      GROWTH
      SMALL         AMERICAN      MIDCAP      EMERGING       MFS          WITH
  CAPITALIZATION     GROWTH       GROWTH       GROWTH      RESEARCH      INCOME
    PORTFOLIO      PORTFOLIO    PORTFOLIO      SERIES       SERIES       SERIES
  ------------------------------------------------------------------------------

    $1,601,255     $5,444,900   $1,173,004   $2,923,811   $1,678,171   $2,385,418
    ----------     ----------   ----------   ----------   ----------   ----------
     1,601,255      5,444,900    1,173,004    2,923,811    1,678,171    2,385,418
    ----------     ----------   ----------   ----------   ----------   ----------
             -              -            -            -            -            -
  -------------------------------------------------------------------------------
    1,$601,255     $5,444,900   $1,173,004   $2,923,811   $1,678,171   $2,385,418
  ===============================================================================

                                          VAN ECK
    MFS          MFS         SOGEN      WORLDWIDE    VAN ECK
  LIMITED       TOTAL       OVERSEAS       HARD      EMERGING
  MATURITY      RETURN      VARIABLE      ASSETS      MARKETS
   SERIES       SERIES        FUND         FUND        FUND
--------------------------------------------------------------

 $1,031,558   $1,893,187   $2,038,462    $141,143    $401,475
 ----------   ----------   ----------    --------    --------
  1,031,558    1,893,187    2,038,462     141,143     401,475
 ----------   ----------   ----------    --------    --------
          -            -            -           -           -
-------------------------------------------------------------
$1,031,558   $1,893,187   $2,038,462     $141,143    $401,475
==============================================================









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE ALGER                   THE ALGER                                 MFS
     AMERICAN      THE ALGER     AMERICAN       MFS                      GROWTH
      SMALL         AMERICAN      MIDCAP      EMERGING       MFS          WITH
  CAPITALIZATION     GROWTH       GROWTH       GROWTH      RESEARCH      INCOME
    PORTFOLIO      PORTFOLIO    PORTFOLIO      SERIES       SERIES       SERIES
  --------------------------------------------------------------------------------

    $  195,731     $  249,383   $   42,427   $  141,648   $  156,415   $  219,017
    ----------     ----------   ----------   ----------   ----------   ----------
       195,731        249,383       42,427      141,648      156,415      219,017
    ----------     ----------   ----------   ----------   ----------   ----------
             -              -            -            -            -            -
  --------------------------------------------------------------------------------
    $  195,731     $  249,383   $   42,427   $  141,648   $  156,415   $  219,017
  ================================================================================

                                           VAN ECK
     MFS          MFS         SOGEN       WORLDWIDE    VAN ECK
   LIMITED       TOTAL       OVERSEAS       HARD      EMERGING
   MATURITY      RETURN      VARIABLE      ASSETS      MARKETS
    SERIES       SERIES        FUND         FUND        FUND
--------------------------------------    ---------------------

  $   81,706   $  259,844   $  752,892    $  9,037    $ 16,890
  ----------   ----------   ----------    --------    --------
      81,706      259,844      752,892       9,037      16,890
  ----------   ----------   ----------    --------    --------
           -            -            -           -           -
--------------------------------------------------------------
  $   81,706   $  259,844   $  752,892    $  9,037    $ 16,890
===============================================================


--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1998   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                    $295,559     $ 11,976      $ 14,362       $ 37,197      $ 34,952    $   53,264    $ 26,355
                                      --------     --------      --------       --------      --------    ----------    --------
                                       295,559       11,976        14,362         37,197        34,952        53,264      26,355
                                      --------     --------      --------       --------      --------    ----------    --------
Expenses:
   Mortality and expense risk and
     administration charges             88,446        8,774        23,782         28,910        15,939        75,642      22,913
                                      --------     --------      --------       --------      --------    ----------    --------
                                        88,446        8,774        23,782         28,910        15,939        75,642      22,913
                                      --------     --------      --------       --------      --------    ----------    --------
      NET INVESTMENT INCOME (LOSS)     207,113        3,202        (9,420)         8,287        19,013       (22,378)      3,442
                                      --------     --------      --------       --------      --------    ----------    --------
Investment gains and (losses):
   Net realized gains (losses)             634       26,859        (8,426)        (6,499)      (25,723)      153,627      34,709
   Net unrealized gains (losses)         -           70,495       (18,378)       193,083       166,937     1,134,905     472,743
                                      --------     --------      --------       --------      --------    ----------    --------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)          634       97,354       (26,804)       186,584       141,214     1,288,532     507,452
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $207,747     $100,556      $(36,224)      $194,871      $160,227    $1,266,154    $510,894
=================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                     4-MAR-97     17-MAR-97     1-MAY-97       21-FEB-97     21-FEB-97   17-MAR-97    21-FEB-97
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                    $ 21,053     $     82      $  1,192         -              -            -            -
                                      --------     --------      --------       --------      --------    ----------    --------
                                        21,053           82         1,192         -              -            -            -
                                      --------     --------      --------       --------      --------    ----------    --------
Expenses:
   Mortality, expense risk and
     administration charges              5,938          150           647       $  1,842      $  1,397    $    1,805    $    917
                                      --------     --------      --------       --------      --------    ----------    --------
                                         5,938          150           647          1,842         1,397         1,805         917
                                      --------     --------      --------       --------      --------    ----------    --------
      NET INVESTMENT INCOME (LOSS)      15,115          (68)          545         (1,842)       (1,397)       (1,805)       (917)
                                      --------     --------      --------       --------      --------    ----------    --------
Investment gains and (losses):
   Net realized gains (losses)           -               85         1,461         18,226        11,160         9,302       3,732
   Net unrealized gains (losses)         -            4,190         3,915          6,272         1,593        19,813       4,074
                                      --------     --------      --------       --------      --------    ----------    --------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)        -            4,275         5,376         24,498        12,753        29,115       7,806
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 15,115     $  4,207      $  5,921       $ 22,656      $ 11,356    $   27,310    $  6,889
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  THE ALGER                    THE ALGER                               MFS
   AMERICAN      THE ALGER     AMERICAN        MFS                   GROWTH
    SMALL         AMERICAN      MIDCAP      EMERGING       MFS        WITH
CAPITALIZATION     GROWTH       GROWTH       GROWTH     RESEARCH     INCOME
  PORTFOLIO      PORTFOLIO     PORTFOLIO     SERIES      SERIES      SERIES
-------------------------------------------------------------------------------
   $128,450      $  341,214   $    25,115   $  5,508    $  7,886       -
   --------      ----------   -----------   --------    --------    --------
    128,450         341,214        25,115      5,508       7,886       -
   --------      ----------   -----------   --------    --------    --------
     12,751          33,774         6,729     16,497       9,361    $ 16,356
   --------      ----------   -----------   --------    --------    --------
     12,751          33,774         6,729     16,497       9,361      16,356
   --------      ----------   -----------   --------    --------    --------
    115,699         307,440        18,386    (10,989)     (1,475)    (16,356)
   --------      ----------   -----------   --------    --------    --------
    (39,387)        (39,007)      (16,647)    40,933      10,492      40,525
     41,796         805,569       148,089    507,545     161,921     194,052
   --------      ----------   -----------   --------    --------    --------
      2,409         766,562       131,442    548,478     172,413     234,577
-------------------------------------------------------------------------------
   $118,108      $1,074,002   $   149,828   $537,489    $170,938    $218,221
===============================================================================
   3-APR-97      17-JUN-97     21-FEB-97    21-FEB-97   21-FEB-97   13-MAR-97
-------------------------------------------------------------------------------
   $     51          -        $        89      -           -        $  5,132
   --------      ----------   -----------   --------    --------    --------
         51          -                 89      -           -           5,132
   --------      ----------   -----------   --------    --------    --------
        661      $      621           199   $    692    $    969         792
   --------      ----------   -----------   --------    --------    --------
        661             621           199        692         969         792
   --------      ----------   -----------   --------    --------    --------
       (610)           (621)         (110)      (692)       (969)      4,340
   --------      ----------   -----------   --------    --------    --------
      5,548             732         1,490        122       3,145       2,986
    (13,637)         (8,997)       (1,453)     3,958       5,519       5,310
   --------      ----------   -----------   --------    --------    --------
     (8,089)         (8,265)           37      4,080       8,664       8,296
-------------------------------------------------------------------------------
   $ (8,699)     $   (8,886)  $       (73)  $  3,388    $  7,695    $ 12,636
===============================================================================
                                        VAN ECK
    MFS         MFS         SOGEN      WORLDWIDE   VAN ECK
  LIMITED      TOTAL      OVERSEAS       HARD     EMERGING
 MATURITY     RETURN      VARIABLE      ASSETS     MARKETS
  SERIES      SERIES        FUND         FUND       FUND
-----------------------------------------------------------
    -         $27,446         -        $  5,831   $     783
 --------     -------    -----------   --------   ---------
    -          27,446         -           5,831         783
 --------     -------    -----------   --------   ---------
 $  7,862      14,613    $    24,005      1,223       3,457
 --------     -------    -----------   --------   ---------
    7,862      14,613         24,005      1,223       3,457
 --------     -------    -----------   --------   ---------
   (7,862)     12,833        (24,005)     4,608      (2,674)
 --------     -------    -----------   --------   ---------
   11,121      20,622            (62)   (20,683)    (49,149)
  (22,155)     48,663        (64,430)   (20,082)    (60,604)
 --------     -------    -----------   --------   ---------
  (11,034)     69,285        (64,492)   (40,765)   (109,753)
-----------------------------------------------------------
 $(18,896)    $82,118    $   (88,497)  $(36,157)  $(112,427)
===========================================================
 1-MAY-97    21-FEB-97    3-FEB-97     3-APR-97   11-APR-97
-----------------------------------------------------------
 $  3,140       -             -           -           -
 --------     -------    -----------   --------   ---------
    3,140       -             -           -           -
 --------     -------    -----------   --------   ---------
      470     $ 1,259    $     8,364   $     20   $      94
 --------     -------    -----------   --------   ---------
      470       1,259          8,364         20          94
 --------     -------    -----------   --------   ---------
    2,670      (1,259)        (8,364)       (20)        (94)
 --------     -------    -----------   --------   ---------
    1,202       5,264          7,592         11        (404)
   (1,986)     11,648        (34,846)      (189)     (4,665)
 --------     -------    -----------   --------   ---------
     (784)     16,912        (27,254)      (178)     (5,069)
-----------------------------------------------------------
 $  1,886     $15,653    $   (35,618)  $   (198)  $  (5,163)
============================================================

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                FIDELITY
                                        FEDERATED     FEDERATED    FEDERATED      FIDELITY       ASSET       FIDELITY     FIDELITY
                                       PRIME MONEY     UTILITY    HIGH INCOME   EQUITY-INCOME   MANAGER      INDEX 500   CONTRAFUND
FOR THE PERIOD ENDED DECEMBER 31, 1998   FUND II       FUND II    BOND FUND II    PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)         $    207,113   $    3,202   $   (9,420)   $    8,287    $   19,013   $   (22,378) $    3,442
  Net realized and unrealized gains
    (losses)                                    634       97,354      (26,804)      186,584       141,214     1,288,532     507,452
                                       ------------   ----------   ----------    ----------    ----------   -----------  ----------
    Change in net assets resulting
      from operations                       207,747      100,556      (36,224)      194,871       160,227     1,266,154     510,894
                                       ------------   ----------   ----------    ----------    ----------   -----------  ----------
From capital transactions:
  Net premiums/deposits                  24,848,283    1,307,253    2,301,701     2,167,250     1,237,984     6,238,184   1,114,162
  Death benefits                            (15,275)     (19,978)     (13,846)       (7,421)       -             -          (10,449)
  Surrenders                               (198,856)     (15,885)     (12,264)      (37,904)       (1,620)      (50,773)    (23,821)
  Withdrawals                              (112,539)     (77,318)     (93,235)      (31,134)      (22,890)     (110,964)    (23,659)
  Transfers into (out of) subaccounts,
    net -- Note 1                       (20,028,240)     348,351      830,154     1,482,837       616,956     2,784,494   1,814,245
                                       ------------   ----------   ----------    ----------    ----------   -----------  ----------
    Change in net assets resulting
      from capital transactions           4,493,373    1,542,423    3,012,510     3,573,628     1,830,430     8,860,941   2,870,478
                                       ------------   ----------   ----------    ----------    ----------   -----------  ----------
Increase in net assets                    4,701,120    1,642,979    2,976,286     3,768,499     1,990,657    10,127,095   3,381,372
Net assets at beginning of period           861,084       50,683      190,479       495,969       267,366       562,885     329,066
                                       ------------   ----------   ----------    ----------    ----------   -----------  ----------
NET ASSETS AT END OF PERIOD            $  5,562,204   $1,693,662   $3,166,765    $4,264,468    $2,258,023   $10,689,980  $3,710,438
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                               $       1.00   $    15.27   $    10.92    $    25.42    $    18.16   $    141.25  $    24.44
===================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD        5,562,204      110,914      289,997       167,760       124,340        75,681     151,818
===================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                        4-MAR-97     17-MAR-97     1-MAY-97      21-FEB-97    21-FEB-97     17-MAR-97   21-FEB-97
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)         $     15,115   $      (68)  $      545    $   (1,842)   $   (1,397)  $    (1,805) $    (917)
  Net realized and unrealized gains
    (losses)                                -              4,275        5,376        24,498        12,753        29,115      7,806
                                       ------------   ----------   ----------    ----------    ----------   -----------  ---------
    Change in net assets resulting
      from operations                        15,115        4,207        5,921        22,656        11,356        27,310      6,889
                                       ------------   ----------   ----------    ----------    ----------   -----------  ---------
From capital transactions:
  Net premiums/deposits                   3,534,379       22,534      116,421       427,889       186,728       444,865    146,548
  Withdrawals                                (6,610)      -              (507)         (701)          (12)         (704)      -
  Transfers into (out of) subaccounts,
    net -- Note 1                        (2,681,800)      23,942       68,644        46,125        69,294        91,414    175,629
                                       ------------   ----------   ----------    ----------    ----------   -----------  ---------
    Change in net assets resulting
      from capital transactions             845,969       46,476      184,558       473,313       256,010       535,575    322,177
                                       ------------   ----------   ----------    ----------    ----------   -----------  ---------
Increase in net assets                      861,084       50,683      190,479       495,969       267,366       562,885    329,066
Net assets at beginning of period           -             -            -             -             -             -          -
                                       ------------   ----------   ----------    ----------    ----------   -----------  ---------
NET ASSETS AT END OF PERIOD            $    861,084   $   50,683   $  190,479    $  495,969    $  267,366   $   562,885  $ 329,066
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                               $       1.00   $    14.29   $    10.95    $    24.28    $    18.01   $    114.39  $   19.94
==================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD          861,084        3,547       17,395        20,427        14,845         4,921     16,503
==================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     THE                       THE
    ALGER          THE        ALGER                                MFS                                            VAN ECK
   AMERICAN       ALGER      AMERICAN      MFS                    GROWTH       MFS          MFS        SOGEN     WORLDWIDE VAN ECK
    SMALL        AMERICAN     MIDCAP     EMERGING      MFS         WITH      LIMITED       TOTAL      OVERSEAS     HARD   EMERGING
CAPITALIZATION    GROWTH      GROWTH      GROWTH     RESEARCH     INCOME     MATURITY      RETURN     VARIABLE    ASSETS  MARKETS
  PORTFOLIO     PORTFOLIO   PORTFOLIO     SERIES      SERIES      SERIES      SERIES       SERIES       FUND       FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
 $   115,699    $  307,440  $   18,386  $  (10,989) $   (1,475) $  (16,356)     (7,862)  $   12,833  $  (24,005) $  4,608 $  (2,674)
       2,409       766,562     131,442     548,478     172,413     234,577     (11,034)      69,285     (64,492)  (40,765) (109,753)
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- ---------
     118,108     1,074,002     149,828     537,489     170,938     218,221     (18,896)      82,118     (88,497)  (36,157) (112,427)
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- ---------
   1,012,659     2,385,652     456,073     845,164     586,011   1,164,678     743,654      968,524   1,098,070   128,466   348,583
      (3,193)       -           (3,436)     -           -           (4,023)     (7,699)      -           (3,348)    -         -
     (27,136)      (13,467)     -           (9,089)     (1,253)     -           (6,502)      (7,865)    (16,724)  (20,009)   (3,769)
     (16,711)      (33,198)     (1,155)    (24,319)    (11,140)    (17,911)     (6,087)     (11,868)    (21,157)   (1,198)   (4,392)
     321,797     1,782,528     529,267   1,432,918     777,200     805,436     245,382      602,434     317,226    61,004   156,590
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- ---------
   1,287,416     4,121,515     980,749   2,244,674   1,350,818   1,948,180     968,748    1,551,225   1,374,067   168,263   497,012
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- ---------
   1,405,524     5,195,517   1,130,577   2,782,163   1,521,756   2,166,401     949,852    1,633,343   1,285,570   132,106   384,585
     195,731       249,383      42,427     141,648     156,415     219,017      81,706      259,844     752,892     9,037    16,890
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- ---------
 $ 1,601,255    $5,444,900  $1,173,004  $2,923,811  $1,678,171  $2,385,418   1,031,558   $1,893,187  $2,038,462  $141,143 $ 401,475
-----------------------------------------------------------------------------------------------------------------------------------
 $     43.97    $    53.22  $    28.87  $    21.47  $    19.05  $    20.11       10.16   $    18.12  $    10.07  $   9.20 $    7.12
===================================================================================================================================
      36,417       102,309      40,631     136,181      88,093     118,618     101,531      104,481     202,429    15,342    56,387
===================================================================================================================================
   3-APR-97     17-JUN-97   21-FEB-97   21-FEB-97   21-FEB-97   13-MAR-97    1-MAY-97    21-FEB-97    3-FEB-97   3-APR-97 11-APR-97
-----------------------------------------------------------------------------------------------------------------------------------
 $      (610)   $     (621) $     (110) $     (692) $     (969) $    4,340       2,670   $   (1,259) $   (8,364) $    (20)$    (94)
      (8,089)       (8,265)         37       4,080       8,664       8,296        (784)      16,912     (27,254)     (178)  (5,069)
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- --------
      (8,699)       (8,886)        (73)      3,388       7,695      12,636       1,886       15,653     (35,618)     (198)  (5,163)
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- --------
     186,908       203,646      38,097      99,654     121,533     124,921      75,938      186,723     819,873     4,326   19,999
     -              -           -           -           -           -             (960)        (786)       (959)    -        -
      17,522        54,623       4,403      38,606      27,187      81,460       4,842       58,254     (30,404)    4,909    2,054
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- --------
     204,430       258,269      42,500     138,260     148,720     206,381      79,820      244,191     788,510     9,235   22,053
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- --------
     195,731       249,383      42,427     141,648     156,415     219,017      81,706      259,844     752,892     9,037   16,890
     -              -           -           -           -           -           -            -           -          -        -
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- --------
 $   195,731    $  249,383  $   42,427  $  141,648  $  156,415  $  219,017      81,706   $  259,844  $  752,892  $  9,037   16,890
 -----------    ----------  ----------  ----------  ----------  ----------   ---------   ----------  ----------  -------- --------
 $     43.75    $    42.76  $    24.18  $    16.14  $    15.79  $    16.44       10.01   $    16.63  $     9.77  $  15.72 $  11.00
==================================================================================================================================
       4,474         5,832       1,755       8,776       9,906      13,322       8,162       15,625      77,062       575    1,536
==================================================================================================================================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 85% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

     The Variable Account currently offers 18 subaccounts each of which invests in shares of corresponding funds ("Funds"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor ("Investment Advisor"). The Investment Advisors and subaccounts are identified in Notes 3 and 4.

     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

     The assets of the GIO Account and the Variable Account are held separately from other VFL assets and from the general account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of GIO Account value to any subaccounts. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.

--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which is determined using the average cost method.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------
     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Accounts' management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.
--------------------------------------------------------------------------------

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------

     The investments in the Funds/subaccounts of the Variable Account at December 31, 1998 and December 31, 1997 are as follows:

---------------------------------------------------------------------------------------------------
INVESTMENT ADVISOR
FUND/SUBACCOUNT                                                SHARES        COST      MARKET VALUE
---------------------------------------------------------------------------------------------------
FEDERATED ADVISERS:
  FEDERATED PRIME MONEY FUND II
     December 31, 1998                                        5,562,204   $5,562,204   $ 5,562,204
     December 31, 1997                                          861,084   $  861,084   $   861,084
  FEDERATED UTILITY FUND II
     December 31, 1998                                          110,914   $1,618,977   $ 1,693,662
     December 31, 1997                                            3,547   $   46,493   $    50,683
  FEDERATED HIGH INCOME BOND FUND II
     December 31, 1998                                          289,997   $3,181,228   $ 3,166,765
     December 31, 1997                                           17,395   $  186,564   $   190,479
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND EQUITY-INCOME
     PORTFOLIO ("FIDELITY EQUITY-INCOME PORTFOLIO")
     December 31, 1998                                          167,760   $4,065,113   $ 4,264,468
     December 31, 1997                                           20,427   $  489,697   $   495,969
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ASSET MANAGER
     PORTFOLIO ("FIDELITY ASSET MANAGER PORTFOLIO")
     December 31, 1998                                          124,340   $2,089,493   $ 2,258,023
     December 31, 1997                                           14,845   $  265,773   $   267,366

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 3. INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------
INVESTMENT ADVISOR
FUND/SUBACCOUNT                                                SHARES        COST      MARKET VALUE
---------------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II INDEX 500
     PORTFOLIO ("FIDELITY INDEX 500 PORTFOLIO")
     December 31, 1998                                           75,681   $9,535,262   $10,689,980
     December 31, 1997                                            4,921   $  543,072   $   562,885
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II CONTRAFUND
     PORTFOLIO ("FIDELITY CONTRAFUND PORTFOLIO")
     December 31, 1998                                          151,818   $3,233,621   $ 3,710,438
     December 31, 1997                                           16,503   $  324,992   $   329,066
FRED ALGER MANAGEMENT, INC.:
  THE ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     December 31, 1998                                           36,417   $1,573,096   $ 1,601,255
     December 31, 1997                                            4,474   $  209,368   $   195,731
  THE ALGER AMERICAN GROWTH PORTFOLIO
     December 31, 1998                                          102,309   $4,648,328   $ 5,444,900
     December 31, 1997                                            5,832   $  258,380   $   249,383
  THE ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
     December 31, 1998                                           40,631   $1,026,368   $ 1,173,004
     December 31, 1997                                            1,755   $   43,880   $    42,427
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS EMERGING GROWTH SERIES
     December 31, 1998                                          136,181   $2,412,308   $ 2,923,811
     December 31, 1997                                            8,776   $  137,690   $   141,648
  MFS RESEARCH SERIES
     December 31, 1998                                           88,093   $1,510,731   $ 1,678,171
     December 31, 1997                                            9,906   $  150,896   $   156,415
  MFS GROWTH WITH INCOME SERIES
     December 31, 1998                                          118,618   $2,186,056   $ 2,385,418
     December 31, 1997                                           13,322   $  213,707   $   219,017
  MFS LIMITED MATURITY SERIES
     December 31, 1998                                          101,531   $1,055,699   $ 1,031,558
     December 31, 1997                                            8,162   $   83,692   $    81,706
  MFS TOTAL RETURN SERIES
     December 31, 1998                                          104,481   $1,832,876   $ 1,893,187
     December 31, 1997                                           15,625   $  248,196   $   259,844

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 3. INVESTMENTS (CONTINUED)

---------------------------------------------------------------------------------------------------
INVESTMENT ADVISOR
FUND/SUBACCOUNT                                                SHARES        COST      MARKET VALUE
---------------------------------------------------------------------------------------------------
SOCIETE GENERALE ASSETS MANAGEMENT CORP.:
  SOGEN OVERSEAS VARIABLE FUND
     December 31, 1998                                          202,429   $2,137,738   $ 2,038,462
     December 31, 1997                                           77,062   $  787,738   $   752,892
VAN ECK ASSOCIATES CORPORATION:
  VAN ECK WORLDWIDE HARD ASSETS FUND
     December 31, 1998                                           15,342   $  161,414   $   141,143
     December 31, 1997                                              575   $    9,226   $     9,037
  VAN ECK EMERGING MARKETS FUND
     December 31, 1998                                           56,387   $  466,744   $   401,475
     December 31, 1997                                            1,536   $   21,555   $    16,890

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NOTE 4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of shares of Funds in the subaccounts for the year ended December 31, 1998 and from inception through 1997 are as follows:

----------------------------------------------------------------------------------------------------------
INVESTMENT ADVISOR                                               1998                       1997
FUND/SUBACCOUNT                                         PURCHASES       SALES      PURCHASES      SALES
----------------------------------------------------------------------------------------------------------
FEDERATED ADVISERS:
  Federated Prime Money Fund II                        $37,915,138   $33,510,211   $3,550,031   $2,710,000
  Federated Utility Fund II                              2,109,966       576,317      131,884       85,557
  Federated High Income Bond Fund II                     3,840,081       851,353      226,400       42,489
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Equity-Income Portfolio                       4,569,909     1,025,191      675,097      203,626
  Fidelity Asset Manager Portfolio                       2,313,974       499,483      429,770      175,157
  Fidelity Index 500 Portfolio                          10,107,926     1,322,627      646,677      112,906
  Fidelity Contrafund Portfolio                          3,468,672       621,107      366,624       45,364
FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio      1,599,548       324,883      327,651      123,882
  The Alger American Growth Portfolio                    4,889,796       802,055      391,931      134,284
  The Alger American MidCap Growth Portfolio             1,170,468       196,448       55,923       13,622
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series                             2,619,399       391,222      319,665      182,097
  MFS Research Series                                    1,743,636       402,179      181,534       33,784
  MFS Growth With Income Series                          2,781,439       849,615      231,099       25,510
  MFS Limited Maturity Series                            1,655,554       694,668      135,099       55,749
  MFS Total Return Series                                2,062,990       526,378      466,510      223,577
SOCIETE GENERALE ASSETS MANAGEMENT CORP.:
  SoGen Overseas Variable Fund                           1,826,237       476,175      994,765      214,619
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund                       212,775        45,735       10,106          892
  Van Eck Emerging Markets Fund                            623,134       129,579       26,885        4,925

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                               DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NOTE 5. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee covers a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 6. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the Funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statements of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Account") as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth With Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets Fund and Van Eck Emerging Markets Fund. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 and 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1998 and 1997, the results of their operations and the changes in their net assets for the year ended December 31, 1998 and the period from inception through December 31, 1997, in conformity with generally accepted accounting principles.

Chicago, Illinois
February 23, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MANAGEMENT'S DISCUSSION OF IMPACT OF YEAR 2000 ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. Variable Account does not maintain any systems. Instead, it relies on the systems of Assurance and third party vendors. CNA, on behalf of Assurance, has a plan under which it reviews periodically the progress that these parties are making on this issue. To date, CNA on behalf of Assurance has certified internally as Year 2000-ready all of the internal systems used by Assurance. CNA estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $60 to $70 million. As of December 31, 1998, CNA has spent approximately $59 million on Year 2000 readiness matters.

     CNA has also received statements of Year 2000 compliance from certain of key business partners. Variable Account management believes that the systems on which it relies do not have any significant remaining exposure to the Year 2000 issue and, therefore, Variable Account does not have material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on the Variable Account if its business partners fail to successfully address the Year 2000 issue. To mitigate this impact, if any, CNA is communicating with these various entities to coordinate Year 2000 conversion.

     In addition, CNA has developed business resumption plans to ensure that it and Variable Account are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed within each business unit and support organization to include appropriate recovery processes and use of alternative vendors.

--------------------------------------------------------------------------------

                                      CNA
                              CAPITAL SELECT /SM/
                                    VARIABLE
                                    ANNUITY


================================================================================
                                   |
                                   |    ANNUAL REPORT
                                   |    ISSUED BY THE
                                   |    VALLEY FORGE
                                   |    LIFE INSURANCE COMPANY,
                                   |    ONE OF THE CNA
                                   |    COMPANIES
                                   |
                                   |
                                   |
                                   |    DECEMBER 31, 1998
                                   |
                                   |
                                   |


[LOGO OF CNA]
FOR ALL THE COMMITMENTS YOU MAKE(R)





The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of CNA Financial Corporation. CNA annuities are issued by the Valley Forge Life Insurance Company, one of the CNA insurance companies.

CNA is a registered service mark of CNA Financial Corporation. The policy form numbers for this product are: V100-1128-A Series, V100-1129-A Series, P4-119913-A Series and P4-119914-A Series. The CNA Capital Select Variable Annuity is not available in all states.

Mailing Address:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139


[LOGO OF CNA]
FOR ALL THE COMMITMENTS YOU MAKE(R)
AG-134300-A   2/99 Printed in USA